Common Stock - Summary of Common Stock Capital Shares Reserved For Future Issuance (Detail) - shares	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Shares of common stock reserved	121,596,812	120,215,617	122,610,399
Conversion of redeemable convertible preferred stock
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Shares of common stock reserved	91,198,378	86,443,341	86,443,341
Outstanding stock options
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Shares of common stock reserved	29,375,026	29,817,566	28,067,150
Equity Incentive Plan [Member] | Remaining shares available for future issuance under Equity Incentive Plan
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Shares of common stock reserved	1,023,408	3,954,710	8,099,908